Financial Liabilities - Maturity Analysis of Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and other payables	€ 4,014	€ 3,601
Telefónica, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	31,255
Promissory notes & commercial paper	1,449
Total Issues	32,704
Loans and other payables	4,014
Derivative instruments (Note 19)	2,064
Total	38,782	€ 37,061
Telefónica, S.A. | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,559
Promissory notes & commercial paper	1,276
Total Issues	4,835
Loans and other payables	556
Derivative instruments (Note 19)	199
Total	5,590
Telefónica, S.A. | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,046
Promissory notes & commercial paper	12
Total Issues	2,058
Loans and other payables	389
Derivative instruments (Note 19)	160
Total	2,607
Telefónica, S.A. | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	4,019
Promissory notes & commercial paper	3
Total Issues	4,022
Loans and other payables	643
Derivative instruments (Note 19)	562
Total	5,227
Telefónica, S.A. | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,006
Promissory notes & commercial paper	19
Total Issues	2,025
Loans and other payables	277
Derivative instruments (Note 19)	376
Total	2,678
Telefónica, S.A. | 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,422
Promissory notes & commercial paper	10
Total Issues	2,432
Loans and other payables	565
Derivative instruments (Note 19)	283
Total	3,280
Telefónica, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	17,203
Promissory notes & commercial paper	129
Total Issues	17,332
Loans and other payables	1,584
Derivative instruments (Note 19)	484
Total	19,400
Telefónica, S.A. | Non-current total
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	27,696
Promissory notes & commercial paper	173
Total Issues	27,869
Loans and other payables	3,458
Derivative instruments (Note 19)	1,865
Total	€ 33,192